Segment information (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of reportable operating segments

	For the year ended 31 March 2021				For the year ended 31 March 2020				For the year ended 31 March 2019
Particulars	Wind power	Solar power	Unallocable	Total	Wind power	Solar power	Unallocable	Total	Wind power	Solar power	Unallocable	Total
Revenue from contracts with customers	29,411	18,737	39	48,187	31,800	16,598	14	48,412	29,480	13,637	27	43,144

Revenue from contracts with customers	29,411	18,737	39	48,187	31,800	16,598	14	48,412	29,480	13,637	27	43,144
Other income	4,198	1,030	1,076	6,304	3,066	594	1,231	4,891	3,701	636	421	4,758

Total income	33,609	19,767	1,115	54,491	34,866	17,192	1,245	53,303	33,181	14,273	448	47,902
Less: Employee benefit and other expenses	4,843	2,726	1,698	9,267	3,706	2,098	1,342	7,146	3,086	1,080	1,727	5,893

Total expenses	4,843	2,726	1,698	9,267	3,706	2,098	1,342	7,146	3,086	1,080	1,727	5,893

EBITDA	28,766	17,041	(583)	45,224	31,160	15,094	(97)	46,157	30,095	13,193	(1,279)	42,009

Depreciation and amortisation expense				12,026				11,240				9,496
Finance costs				38,281				35,487				27,538

(Loss) / profit before share of profit of jointly controlled entities and tax				(5,083)				(570)				4,975

Share in loss of jointly controlled entities				(45)				(53)				(40)
Income tax expense				(2,904)				(2,158)				(1,801)

(Loss) / profit after tax				(8,032)				(2,781)				3,134